Incorporated herein by reference is a supplement to the prospectus of MFS Low Volatility Global Equity Fund, a series of MFS Series Trust I (File No. 003-07638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 11, 2015 (SEC Accession No.0000912938-15-000306).

1008022